Acquisitions (Details 1) - USD ($)	12 Months Ended		60 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2015
Schedule of changes in carrying value of goodwill
Beginning Balance
Increase in goodwill related to acquisition		2,600,315
Impairment losses		2,600,315	$ 2,600,315
Ending Balance